Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Share capital	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling Interest	Total
Balance at Jun. 30, 2021	$ 2,039	$ 80,917,821	$ (18,413,627)	$ (2,781,485)	$ 5,749,362	$ 65,474,110
Balance (in Shares) at Jun. 30, 2021	20,384,630
Issuances of ordinary shares in connection with registered direct offering, net of transaction cost	$ 1,500	20,808,500				20,810,000
Issuances of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	15,000,000
Issuances of ordinary shares in connection with certain private placements	$ 6,170	47,664,954				47,671,124
Issuances of ordinary shares in connection with certain private placements (in Shares)	61,707,164
Issuances of ordinary shares for exercise of warrants	$ 445	6,674,555				6,675,000
Issuances of ordinary shares for exercise of warrants (in Shares)	4,450,000
Issuances of ordinary shares for professional services	$ 33	217,718				217,751
Issuances of ordinary shares for professional services (in Shares)	325,000
Net loss for the year			(3,417,379)		(1,285,431)	(4,702,810)
Foreign currency translation adjustment				2,554,601		2,554,601
Balance at Dec. 31, 2021	$ 10,187	156,283,548	(21,831,006)	(226,884)	4,463,931	138,699,776
Balance (in Shares) at Dec. 31, 2021	101,866,794
Balance at Jun. 30, 2022	$ 11,776	155,247,484	(42,739,335)	(3,333,800)	4,251,395	113,437,520
Balance (in Shares) at Jun. 30, 2022	117,748,794
Share-based compensation	$ 1,509	4,372,892				4,374,401
Share-based compensation (in Shares)	15,084,138
Net loss for the year			(3,712,872)		(147,249)	(3,860,121)
Foreign currency translation adjustment				(6,021,274)		(6,021,274)
Disposition of Discontinued operation					(4,618,480)	(4,618,480)
Balance at Dec. 31, 2022	$ 13,285	$ 159,620,376	$ (46,452,207)	$ (9,355,074)	$ (514,334)	$ 103,312,046
Balance (in Shares) at Dec. 31, 2022	132,832,932